Note 15 - Investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Oct. 25, 2016	Jul. 29, 2016	Mar. 31, 2016
Statement Line Items [Line Items]
Non-current investments other than investments accounted for using equity method		$ 14,147	$ 18,060
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		11,436
Gross carrying amount [member]
Statement Line Items [Line Items]
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		21,600
Investment in US-NC-31 Sponsor Partner, LLC and US-NC-47 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method		$ 3,500
Non-current investments other than investments accounted for using equity method			18,100
Investment in US-NC-31 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment					14.50%
Investment in US-NC-47 Sponsor Partner, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment				10.00%
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		50.00%
Decrease in investment due to commission credit		$ 700
Joint venture agreement, potential brokerage commissions	$ 800
Joint venture agreeemnt, initial capital contribution by third party	500
Purchase of investments other than investments accounted for using equity method		12,400
Non-current investments other than investments accounted for using equity method		14,147
Investments in joint ventures	14,900
Innovative Solar Ventures I, LLC [member] | Trade and other current payables [member]
Statement Line Items [Line Items]
Commitments in relation to joint ventures	$ 14,900	$ 1,300